Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies
Schedule of future minimum payments under non-cancellable operating leases with initial terms in excess of one year

Future minimum payments under non-cancellable operating leases with initial terms in excess of one year consist of the following at December 31, 2015:

Amount
RMB

Year ending December 31,
2016	8,606
2017	5,564
2018	2,763
2019 and thereafter	2,592

Total	19,525